Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Pennsylvania Tax-Free Funds
Central Index Key	dei_EntityCentralIndexKey	0000788606
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2015
Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 07, 1986
2005	rr_AnnualReturn2005	2.71%
2006	rr_AnnualReturn2006	4.81%
2007	rr_AnnualReturn2007	2.78%
2008	rr_AnnualReturn2008	(3.68%)
2009	rr_AnnualReturn2009	11.84%
2010	rr_AnnualReturn2010	1.90%
2011	rr_AnnualReturn2011	10.05%
2012	rr_AnnualReturn2012	6.94%
2013	rr_AnnualReturn2013	(2.74%)
2014	rr_AnnualReturn2014	10.78%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.47%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(4.07%)
One Year	rr_AverageAnnualReturnYear01	10.78%
Five Years	rr_AverageAnnualReturnYear05	5.26%
Ten Years	rr_AverageAnnualReturnYear10	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 1986
Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
One Year	rr_AverageAnnualReturnYear01	10.87%
Five Years	rr_AverageAnnualReturnYear05	5.34%
Ten Years	rr_AverageAnnualReturnYear10	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2001
Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.13%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.16%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	16
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	52
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	90
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	205
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 13, 1988
2005	rr_AnnualReturn2005	2.32%
2006	rr_AnnualReturn2006	3.37%
2007	rr_AnnualReturn2007	3.61%
2008	rr_AnnualReturn2008	2.24%
2009	rr_AnnualReturn2009	0.41%
2010	rr_AnnualReturn2010	0.12%
2011	rr_AnnualReturn2011	0.05%
2012	rr_AnnualReturn2012	0.03%
2013	rr_AnnualReturn2013	0.01%
2014	rr_AnnualReturn2014	0.01%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.92%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.04%
Ten Years	rr_AverageAnnualReturnYear10	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 1988
Barclays PA Municipal Bond Index | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.02%
Five Years	rr_AverageAnnualReturnYear05	5.25%
Ten Years	rr_AverageAnnualReturnYear10	4.88%
Barclays PA Municipal Bond Index | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.02%
Five Years	rr_AverageAnnualReturnYear05	5.25%
Ten Years	rr_AverageAnnualReturnYear10	4.88%
Other States Tax-Exempt Money Market Funds Average | Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.01%
Ten Years	rr_AverageAnnualReturnYear10	0.98%
Spliced Pennsylvania Tax-Exempt Money Market Funds Average | Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	0.97%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.